Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
The provision for income taxes charged to operations consisted of the following for the years ended December 31, 2021, 2020 and 2019 (dollars in thousands):

	2021	2020	2019
Current tax expense:
Federal	$—	$(2)	$(2)
State	47	8	188
Foreign	310	317	251

Total current tax expense	357	323	437

Deferred tax expense:
Federal	3	2	2
State	(186)	(124)	(282)
Foreign	(8)	(5)	(8)

Total deferred tax benefit	(191)	(127)	(288)

Provision for income taxes	$166	$196	$149

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation between the Company’s federal statutory tax rate and its effective tax rate for the years ended December 31, 2021, 2020 and 2019 is as follows:

	2021	2020	2019
Federal statutory tax rate	21.00%	21.00%	21.00%
State tax, net of federal benefit	3.01%	3.93%	0.55%
Meals and entertainment	(0.11)%	(1.07)%	(1.69)%
Global intangible low-taxed income inclusion	(0.07)%	(2.41)%	(1.07)%
Nondeductible stock-based compensation	(0.11)%	(2.83)%	0.00%
Nondeductible compensation	(2.15)%	0.00%	0.00%
Transaction costs	(2.61)%	0.00%	0.00%
Prior year provision to return true-up	0.16%	(2.13)%	(1.16)%
Change in valuation allowance	(19.20)%	(18.90)%	(19.94)%
Foreign tax differential and permanent items	(0.07)%	(2.27)%	0.07%
Other	(0.01)%	(0.08)%	(0.06)%

Effective tax rate	(0.16)%	(4.76)%	(2.30)%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities consisted of the following at December 31, 2021 and 2020 (dollars in thousands):

	2021	2020
Deferred tax assets:
Net operating loss carryforward	$26,828	$9,779
SPAC Transaction	944	—
Compensation accruals	1,326	675
Share based compensation	807	—
Foreign tax credits	487	552
Bad debt reserve	319	321
Interest expense limitation	1,080	274
Lease liability	1,489	1,119
Other	398	265

Total deferred tax assets	33,678	12,985
Deferred tax liabilities:
Capitalized commissions	(2,346)	(1,192)
Right-of-use asset	(1,363)	(972)
Other intangibles amortization	(2,447)	(3,423)
Other	(274)	(168)

Total deferred tax liabilities	(6,430)	(5,755)
Net deferred tax assets before valuation allowance	27,248	7,230
Valuation allowance	(27,250)	(7,423)

Net deferred tax liabilities	$(2)	$(193)